SCHEDULE OF FINANCIAL ASSETS AND IMPACT OF CREDIT EXPOSURE (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets at amortized cost:
Cash and cash equivalents	$ 12,201	$ 2,343	$ 168	$ 1,398
Other current receivables	587	1,993
Total current assets	12,788	4,336
Credit risk [member]
Financial assets at amortized cost:
Cash and cash equivalents	12,201	2,343
Other current receivables	587	1,993
Total current assets	$ 12,788	$ 4,336